Convertible Notes (Details) - USD ($)				6 Months Ended
		Oct. 16, 2024	Sep. 18, 2024	Mar. 31, 2025	Dec. 18, 2024	Oct. 11, 2024	Sep. 30, 2024
Convertible Notes [Line Items]
Conversion price (in Dollars per share)			$ 1.2
Closing price rate			70.00%
Outstanding balance rate				120.00%
Principal amount redemption rate				25.00%
Gross proceeds (in Dollars)		$ 10,000,000
Nominal amount (in Dollars)				$ 2,325
Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)			$ 10,830,000
Bearing interest rate			8.00%
Issuance of debt (in Dollars)			$ 800,000
Conversion price (in Dollars per share)					$ 0.24
Convertible Notes [Member]
Convertible Notes [Line Items]
Internal rate of return				42.52%
Class A Ordinary Shares [Member]
Convertible Notes [Line Items]
Pre delivery shares (in Shares)				998,000,000 [1]		21,500,000	998,000,000	[1]
Common stock per share (in Dollars per share)	[1]			$ 0.0025			$ 0.0025
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Pre delivery shares (in Shares)			9,300,000
Common stock per share (in Dollars per share)			$ 0.00025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)